CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Feb. 27, 2017	Dec. 31, 2016
Class A Common Stock
Common stock, shares outstanding	36,500		36,500
Class A
Units issued	36,500		36,500
Units outstanding	36,500		36,500
Class A-1
Units issued	520		520
Units outstanding	520		520
Class B
Units issued	8,608		8,608
Units outstanding	8,608		8,608
CACTUS INC
Common stock, par value	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	1,000,000